CONSOLIDATED STATEMENTS OF EARNINGS (USD $) In Millions, except Per Share data	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
NET SALES	$ 82,559	$ 78,938	$ 76,694
Cost of products sold	40,768	37,919	38,690
Selling, general and administrative expense	25,973	24,998	22,630
OPERATING INCOME	15,818	16,021	15,374
Interest expense	831	946	1,358
Other non-operating income/(expense), net	202	(28)	397
EARNINGS FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	15,189	15,047	14,413
Income taxes on continuing operations	3,392	4,101	3,733
NET EARNINGS FROM CONTINUING OPERATIONS	11,797	10,946	10,680
Net earnings from discontinued operations	0	1,790	2,756
NET EARNINGS	$ 11,797	$ 12,736	$ 13,436
BASIC NET EARNINGS PER COMMON SHARE:
Earnings from continuing operations	$ 4.12	$ 3.70	$ 3.55
Earnings from discontinued operations	$ 0.00	$ 0.62	$ 0.94
BASIC NET EARNINGS PER COMMON SHARE	$ 4.12	$ 4.32	$ 4.49
DILUTED NET EARNINGS PER COMMON SHARE:
Earnings from continuing operations	$ 3.93	$ 3.53	$ 3.39
Earnings from discontinued operations	$ 0.00	$ 0.58	$ 0.87
DILUTED NET EARNINGS PER COMMON SHARE	$ 3.93	$ 4.11	$ 4.26
DIVIDENDS PER COMMON SHARE	$ 1.97	$ 1.80	$ 1.64